ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2015
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

10.ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

On November 27, 2015, the Company has entered into definitive sale and purchase agreements to dispose of 60% equity interest of its subsidiary, Xin Run, to three parties, including a 38% interest to a company owned by the Founders.  Xin Run owns and will operate ChinaCache’s Atecsys Cloud Data Center (“Atecsys”) and is expected to build China’s first Internet Exchange. The closing of this transaction is subject to regulatory approval and customer conditions, of which the former has been received on January 18, 2016. The transaction is expected to close in 2016.

As a result, assets and liabilities subject to the purchase and sale agreements have been classified as held for sale in the Company’s consolidated balance sheet at December 31, 2015. The transaction does not meet the criteria to be classified as discontinued operations at December 31, 2015 under the amended guidance of ASC Topics 205 and 360 because the component does not comprise a major component of the Company’s operations. Assets and liabilities classified as held for sale are required to be recorded at the lower of carrying value or fair value less any costs to sell. As of December 31, 2015, the carrying value of Xin Run’s assets were less than fair value less costs to sell, and accordingly, no adjustment to the asset value was necessary. The gain or loss on disposal, along with the continuing operations of the disposal group, will be reported in the Company’s consolidated statement of comprehensive loss.

The major classes of assets and liabilities held for sale were as follows:

	December 31, 2015
	RMB’000	US$’000
Cash and cash equivalents	9,422	1,455
Prepaid expenses and other current assets (i)	101,217	15,625
Short term investment (ii)	50,000	7,719
Amounts due from ChinaCache Beijing and Beijing Blue IT	319,536	49,328
Property and equipment, net	12,375	1,910
Intangible assets, net	3,185	492
Land use right, net (Note 9)	48,880	7,546
Deferred tax assets	377	58
Accrued tax on intercompany transactions (iii)	17,205	2,656
Cloud infrastructure construction in progress (Note 9)	467,746	72,208
Long term deposits and other non-current assets	30,600	4,723

Assets held for sale	1,060,543	163,720

Accrued employee benefits	2,900	448
Accrued expenses and other payables (iv)	1,003,895	154,975
Income tax payable	2,406	371
Liabilities for uncertain tax positions	4,813	743
Amounts due to the Company	435	67

Liabilities held for sale	1,014,449	156,604

(i)Including prepaid commission fee of RMB99,700,000 (US$15,391,000) for the potential sales of certain buildings as part of the cloud infrastructure, which is refundable.

(ii)Short term investment represents the investment in variable rate deposits issued by a certain commercial bank, which will mature on May 4, 2016.

(iii)During the year ended December 31, 2015, Xin Run sold certain buildings with potential buyers to its fully owned subsidiaries, Beijing Shuo Ge and Beijing Zhao Du. Accrued tax of RMB17,205,000 (US$2,656,000) on the unrealized profit arising from the intercompany sales was recorded as of December 31, 2015. Management believes that it is more likely than not to be realized in future years. Transaction tax of RMB27,733,000(US$4,281,000) arising from the intercompany sales was recorded as transaction tax on assets transfer on the consolidated statements of comprehensive loss for the year ended December 31, 2015 (2013 and 2014: Nil).

(iv)Including advances from two potential buyers of part of the cloud infrastructure of RMB997,000,000 (US$153,910,000),

The operating results of the disposal group during the three years ended December 31, 2015 that are not presented within discontinued operations are summarized as follow:

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000		US$’000

Loss before income taxes	(10,901)	(15,554)	(57,010	)*	(8,801	)*

*Loss before income taxes for the year ended December 31, 2015 included transaction tax on assets transfer of RMB27,733,000(US$4,281,000) (2013 and 2014: Nil). Loss before income taxes attributable to the noncontrolling interest for the year ended December 31, 2015 was immaterial (2013 and 2014: Nil).